Goodwill and Intangible Assets - Schedule of intangible assets ( Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2018
Goodwill [Line Items]
Non Cash Intangible asset impairment charge		$ 580.0
Two Thousand One Fourteen Topco Acquisition [Member] | Sales [Member]
Goodwill [Line Items]
Non Cash Intangible asset impairment charge	$ 580.0